Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Obligations and Property, Plant and Equipment (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance				$ 1,400,000				$ 2,200,000	$ 1,400,000	$ 2,200,000
Charges	1,700,000	3,600,000	2,600,000	2,600,000	2,900,000	500,000	1,100,000	200,000	16,876,000	7,593,000	5,877,000
Usage									(18,100,000)	(8,400,000)
Ending Balance	200,000				1,400,000				200,000	1,400,000	2,200,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				1,400,000				1,300,000	1,400,000	1,300,000
Charges									3,200,000	3,300,000
Usage									(4,400,000)	(3,200,000)
Ending Balance	200,000				1,400,000				200,000	1,400,000
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Charges									500,000	2,600,000
Usage									(500,000)	(2,600,000)
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance								900,000		900,000
Charges										(400,000)
Usage										(500,000)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges									13,200,000	2,100,000
Usage									$ (13,200,000)	$ (2,100,000)